Shareholder Fees - Nationwide Loomis All Cap Growth Fund	Mar. 01, 2021
Class A Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%
Class R6 Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	none
Institutional Service Class Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	none
Eagle Class Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	none